Condensed financial information of the parent company (Details) - Schedule of condensed statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	$ 707,000
Changes in assets and liabilities:
Net Cash Used in Operating Activities	(14,069,753)	(15,827,288)	(13,260,198)
Cash Flows from Investing Activities
Purchases of intangible assets	(2,365,495)	(11,927,846)
Net Cash Provided by (Used in) Investing Activities	(6,511,020)	(63,180,533)	(5,809,231)
Cash Flows from Financing Activities
Net Cash Provided by Financing Activities	248,284,174	92,058,970	8,547,783
Net Increase (Decrease) in Cash and Cash Equivalents	226,802,851	8,345,584	(13,703,109)
Cash and Cash Equivalents at Beginning of Year	13,669,439
Cash and Cash Equivalents at End of Year	239,872,316	13,669,439
Parent Company [Member]
Cash Flows from Operating Activities:
Net income (loss)	4,430,941	(30,675,420)	(42,403,369)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share of (income) loss from subsidiaries	(8,634,815)	25,408,649	42,016,647
Amortization expense	1,987,974	165,664
Changes in assets and liabilities:
Due from subsidiaries	(195,566,806)	(46,448,162)	193,591
Other current assets, net	210,904	(868,949)
Accrued liabilities and other payables	(7,973,877)	75,583
Due to subsidiaries		(64,871)	64,871
Net Cash Used in Operating Activities	(204,838,679)	(52,407,506)	(128,260)
Cash Flows from Investing Activities
Cash paid for short-term investments		(79,915,000)
Collections from short-term investments	25,835,000	39,080,000
Purchases of intangible assets		(11,927,846)
Net Cash Provided by (Used in) Investing Activities	25,835,000	(52,762,846)
Cash Flows from Financing Activities
Sale of subsidiary		76,566
Proceeds from issuances of ordinary shares	254,727,705	114,191,595
Net Cash Provided by Financing Activities	254,727,705	114,268,161
Effect of Foreign Exchange on Cash and Cash Equivalents	(2,465,348)	(801,360)
Net Increase (Decrease) in Cash and Cash Equivalents	73,258,678	8,296,449	(128,260)
Cash and Cash Equivalents at Beginning of Year	8,318,219	21,770	150,030
Cash and Cash Equivalents at End of Year	$ 81,576,897	$ 8,318,219	$ 21,770